Intangible Assets, Net and Goodwill (Tables) - Vacasa Holdings LLC	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of Intangible assets

Intangible assets, net consisted of the following (in thousands):

	Weighted
	Average Useful	As of September 30, 2021
	Life Remaining	Gross carrying	Accumulated	Net carrying
	(Years)	amount	amortization	amount
Homeowner contracts	5	$229,616	$(37,953)	$191,663
Databases, photos, and property listings	1	24,261	(13,155)	11,106
Trade names	1	9,708	(7,605)	2,103
Other(1)	4	15,712	(3,380)	12,332
Total intangible assets		$279,297	$(62,093)	$217,204

	Weighted
	Average Useful	As of December 31, 2020
	Life Remaining	Gross carrying	Accumulated	Net carrying
	(Years)	amount	amortization	amount
Homeowner contracts	7	$80,835	$(17,097)	$63,738
Databases, photos, and property listings	3	18,159	(7,765)	10,394
Trade names	1	7,215	(4,454)	2,761
Other(1)	2	2,665	(2,132)	533
Total intangible assets		$108,874	$(31,448)	$77,426
(1)	Other intangible includes HOA contracts, noncompete agreements, phone listings, website and domain names, beneficial lease rights and unallocated items related to recently completed acquisitions (see Note 3 — Acquisitions for more information).

Intangible assets, net consisted of the following (in thousands):

	Weighted
	Average Useful	As of December 31, 2020
	Life Remaining	Gross carrying	Accumulated	Net carrying
	(Years)	amount	amortization	amount
Homeowner contracts	7	$80,835	$(17,097)	$63,738
Databases, photos, and property listings	3	18,159	(7,765)	10,394
Trade names	1	7,215	(4,454)	2,761
Other (1)	2	2,665	(2,132)	533
Total intangible assets		$108,874	$(31,448)	$77,426

	Weighted
	Average Useful	As of December 31, 2019
	Life Remaining	Gross carrying	Accumulated	Net carrying
	(Years)	amount	amortization	amount
Homeowner contracts	9	$79,600	$(8,419)	$71,181
Databases, photos, and property listings	4	17,712	(3,020)	14,692
Trade names	2	7,088	(1,370)	5,718
Other (1)	2	2,451	(1,248)	1,203
Total intangible assets		$106,851	$(14,057)	$92,794
(1)	Other intangible includes HOA contracts, noncompete agreements, phone listings, website and domain names, beneficial lease rights and unallocated items related to recently completed acquisitions (see Note 3- Acquisitions for more information).

Schedule of Company's estimated future amortization of intangible assets

The Company’s estimated future amortization of intangible assets as of September 30, 2021 is expected to be as follows:

Year ending December 31:	Amount
Remainder of 2021	$13,191
2022	46,186
2023	42,384
2024	37,483
2025	34,550
Thereafter	43,410
Total	$217,204

Year ending December 31:	Amount
2021	$17,984
2022	14,852
2023	13,558
2024	7,728
2025	6,004
Thereafter	17,300
Total	$77,426

Schedule of Changes in the Company's goodwill

The following table summarizes the changes in the Company’s goodwill balance (in thousands):

	Nine Months Ended September 30,	Year Ended December 31,
	2021	2020

Balance at beginning of period	$121,487	$115,914
Acquisitions	588,413	5,486
Foreign exchange translation and other	62	87
Balance at end of period	$709,962	$121,487

The following table summarizes the changes in the Company’s goodwill balance (in thousands):

	Year Ended December 31,
	2020	2019
Balance at beginning of period	$115,914	$47,399
Acquisitions	5,486	68,027
Foreign exchange translation and other	87	488
Balance at end of period	$121,487	$115,914